Contract Balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Contract Balances
Trade receivables		¥ 10,473		$ 3,750	¥ 26,110
Contract assets		0			0
Contract liabilities		116,967		$ 13,463	¥ 93,725
Revenue recognized included in the contract liability	¥ 116,967	¥ 46,008	¥ 4,636
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation	true	true